Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	€ 141,252	€ 119,941
France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	28,584
Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	112,668
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	29,025
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	11,495
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	17,530
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	30,851
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	11,511
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,340
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	25,780
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	5,578
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	20,202
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,858
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,858
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	35,738
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	€ 35,738